UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21712

CLOUGH GLOBAL EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Abigail J. Murray
Clough Global Equity Fund
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

Clough Global Dividend and Income Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS 84.72%
Consumer Discretionary 18.91%
Cable One, Inc.(a)(b)	4,465	$2,339,124
Charter Communications, Inc. - Class A(a)(b)(c)	6,510	1,529,004
Comcast Corp. - Class A(a)(b)	50,700	3,409,575
CommerceHub, Inc. - Series A(a)(c)	2,557	36,057
CommerceHub, Inc. - Series C(a)(c)	5,114	71,602
DR Horton, Inc.(a)(b)	63,226	2,078,871
Great Wall Motor Co., Ltd. - Class H	1,594,500	1,654,429
Hilton Worldwide Holdings, Inc.	39,800	922,962
IMAX Corp.(a)(b)(c)	47,900	1,513,161
Las Vegas Sands Corp.	18,200	921,830
Lennar Corp. - Class A(a)(b)	61,400	2,873,520
Liberty Broadband Corp. - Class A(a)(b)(c)	11,528	724,074
Liberty Broadband Corp. - Class C(a)(b)(c)	42,648	2,700,045
Liberty Ventures - Series A(a)(c)	25,572	964,320
PulteGroup, Inc.(a)(b)	84,300	1,785,474
Sands China, Ltd.	179,600	685,213
Service Corp. International(a)(b)	50,400	1,397,088
Signet Jewelers, Ltd.(a)(b)	11,030	969,647
Sony Corp.	27,700	890,982
William Lyon Homes - Class A(a)(b)(c)	40,200	697,470
		28,164,448

Consumer Staples 0.57%
CVS Health Corp.(a)(b)	9,100	843,752

Energy 15.89%
Anadarko Petroleum Corp.(a)(b)	21,700	1,183,301
Apache Corp.(a)(b)	31,400	1,648,500
Cabot Oil & Gas Corp.(a)(b)	46,300	1,142,221
Concho Resources, Inc.(a)(b)(c)	12,000	1,490,400
CONSOL Energy, Inc.	34,000	658,920
Continental Resources, Inc.(a)(b)(c)	38,000	1,673,900
Devon Energy Corp.(a)(b)	50,100	1,917,828
Energen Corp.(a)	20,500	971,290
EQT Corp.	5,400	393,444
Fairway Energy LP(c)(d)(e)	130,700	1,323,337
Hess Corp.(a)(b)	23,200	1,244,680
Marathon Oil Corp.(a)(b)	125,100	1,706,364
Newfield Exploration Co.(a)(c)	18,100	783,730
Occidental Petroleum Corp.(a)(b)	8,700	650,151
Parsley Energy, Inc. - Class A(a)(b)(c)	28,200	803,982
Pioneer Natural Resources Co.(a)(b)	12,800	2,080,896
Royal Dutch Shell PLC - Sponsored ADR - Class A(a)	21,600	1,118,664
Sanchez Energy Corp.(a)(c)	36,000	228,240
Statoil ASA - Sponsored ADR(a)(b)	5,500	87,505

	Shares	Value
Energy (continued)
Total S.A. - Sponsored ADR(a)	5,337	$256,710
The Williams Cos., Inc.	46,000	1,102,620
WPX Energy, Inc.(a)(b)(c)	121,200	1,210,788
		23,677,471

Financials 21.44%
American Capital Agency Corp.(a)(b)	165,300	3,238,227
American Capital Mortgage Investment Corp.	62,100	1,015,956
Ares Capital Corp.(a)	291,600	4,414,824
Atlas Mara, Ltd.(c)(e)	160,550	606,076
Bank of America Corp.(a)(b)	176,491	2,557,355
Blackstone Mortgage Trust, Inc. - Class A(a)	50,500	1,465,005
Citigroup, Inc.(a)(b)	51,030	2,235,625
Community Healthcare Trust, Inc.(a)(b)	108,100	2,485,219
First Republic Bank(a)	13,100	938,877
Franklin Resources, Inc.	20,500	741,895
Global Medical REIT, Inc.	77,000	840,840
Golub Capital BDC, Inc.(a)	128,400	2,444,736
Hercules Capital, Inc.(a)(b)	97,300	1,290,198
JPMorgan Chase & Co.(a)(b)	16,000	1,023,520
Ladder Capital Corp.(a)	55,102	719,632
PennyMac Mortgage Investment Trust(a)(b)	79,514	1,290,512
Solar Capital, Ltd.	47,100	953,775
Starwood Property Trust, Inc.(a)(b)	123,500	2,692,300
Two Harbors Investment Corp.(a)(b)	112,391	983,421
		31,937,993

Health Care 8.63%
Actelion, Ltd.	2,789	494,665
Akorn, Inc.(a)(b)(c)	25,600	876,288
Albany Molecular Research, Inc.(a)(b)(c)	43,800	632,472
Allergan PLC(a)(b)(c)	2,700	682,965
Amsurg Corp.(a)(b)(c)	10,500	787,605
AstraZeneca PLC - Sponsored ADR	13,900	474,546
Bristol-Meyers Squibb Co.(a)(b)	15,787	1,181,025
Cardiome Pharma Corp.(a)(b)(c)	149,200	466,996
Cerner Corp.(a)(b)(c)	9,200	573,988
Community Health Systems, Inc.(a)(b)(c)	56,900	726,613
Gilead Sciences, Inc.(a)(b)	8,100	643,707
Healthways, Inc.(a)(b)(c)	70,749	1,191,413
Medtronic PLC(a)	5,900	517,017
Pfizer, Inc.	16,400	604,996
Puma Biotechnology, Inc.(a)(b)(c)	21,300	1,062,657
Shire PLC - ADR(a)(b)	3,300	640,596
Sinopharm Group Co., Ltd. - Class H	142,400	689,204
Veracyte, Inc.(a)(c)	20,056	99,277
Vertex Pharmaceuticals, Inc.(a)(c)	5,300	514,100
		12,860,130

	Shares	Value
Industrials 1.44%
Allison Transmission Holdings, Inc.(a)	25,741	$741,856
Macquarie Infrastructure Corp.	18,300	1,402,695
		2,144,551

Information Technology 13.55%
Alphabet, Inc. - Class A(a)(b)(c)	2,050	1,622,247
Alphabet, Inc. - Class C(a)(c)	4,881	3,752,464
Broadcom, Ltd.(a)(b)	15,635	2,532,557
Lam Research Corp.(a)(b)	15,400	1,382,458
Microsoft Corp.(a)(b)	85,900	4,868,812
Monolithic Power Systems, Inc.(a)(b)	10,800	785,376
Nintendo Co., Ltd.	7,100	1,496,403
Samsung Electronics Co., Ltd.	1,172	1,610,238
ViaSat, Inc.(a)(b)(c)	28,949	2,137,305
		20,187,860

Materials 2.26%
Anhui Conch Cement Co., Ltd. - Class H	436,500	1,144,924
Axalta Coating Systems, Ltd.(a)(b)(c)	36,200	1,033,510
Chr Hansen Holding A/S	10,855	682,929
The Dow Chemical Co.	9,300	499,131
		3,360,494

Telecommunication Services 1.62%
China Mobile, Ltd.	122,500	1,510,250
Nippon Telegraph & Telephone Corp.	19,000	908,894
		2,419,144

Utilities 0.41%
China Longyuan Power Group Corp., Ltd. - Class H	771,000	618,120

TOTAL COMMON STOCKS
(Cost $119,290,982)		126,213,963

CLOSED-END FUNDS 2.03%
Adams Diversified Equity Fund, Inc.(a)(b)	132,430	1,738,806
Avenue Income Credit Strategies Fund(a)	25,200	312,732
Gabelli Equity Trust, Inc.(a)	37,700	216,398
Liberty All-Star Equity Fund(a)	146,700	759,906
		3,027,842
TOTAL CLOSED-END FUNDS
(Cost $2,790,627)		3,027,842
	Shares	Value
PARTICIPATION NOTES 1.27%
Consumer Staples 0.69%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017(e)	21,817	$1,026,596

Industrials 0.58%
Zhengzhou Yutong Bus Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/2017(e)	248,050	856,154

TOTAL PARTICIPATION NOTES
(Cost $1,571,678)		1,882,750

MASTER LIMITED PARTNERSHIPS 0.26%
The Blackstone Group LP	14,600	391,864

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $365,830)		391,864

PREFERRED STOCKS 0.93%
American Capital Mortgage Investment Corp.
Series A, 8.125%	10,640	271,852
Ares Management LP(a)(b)
Series A, 7.000%	35,000	913,150
Hercules Capital, Inc., 6.250%	7,700	199,892
		1,384,894

TOTAL PREFERRED STOCKS
(Cost $1,339,238)		1,384,894

WARRANTS 0.00%(c)(f)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(e)	116,958	2,339

TOTAL WARRANTS
(Cost $1,170)		2,339

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 23.99%
American International Group, Inc.
01/15/2055, 4.375%	$1,400,000	1,367,401
American Tower Trust I
03/15/2023, 3.070%(a)(b)(e)	1,000,000	1,034,887
Apple, Inc.
02/09/2045, 3.450%(a)	1,000,000	953,230
02/23/2046, 4.650%(a)(b)	1,000,000	1,140,539

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS (continued)
Ares Capital Corp.
11/30/2018, 4.875%(a)(b)	$1,000,000	$1,042,808
AT&T, Inc.
12/15/2042, 4.300%(a)(b)	1,650,000	1,649,317
Autodesk, Inc.
12/15/2022, 3.600%(a)	900,000	926,177
BankUnited, Inc.
11/17/2025, 4.875%(a)(b)	1,300,000	1,354,205
CalAtlantic Group, Inc.
06/01/2026, 5.250%	1,200,000	1,215,000
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(a)(b)(g)(h)	1,300,000	1,301,625
Series P, Perpetual Maturity, 5.950%(a)(g)(h)	1,000,000	1,030,950
Citizens Bank National Association
12/04/2019, 2.450%(a)	1,000,000	1,019,632
Comcast Corp.
07/15/2046, 3.400%	1,000,000	988,778
eBay, Inc.
07/15/2042, 4.000%	1,300,000	1,163,535
EMC Corp.
06/01/2023, 3.375%	1,000,000	953,840
Exelon Generation Co., LLC
10/01/2017, 6.200%(a)(b)	1,000,000	1,052,857
General Motors Co.
04/01/2045, 5.200%(a)	2,000,000	2,154,472
Healthcare Realty Trust, Inc.
05/01/2025, 3.875%(a)	460,000	467,138
Jersey Central Power & Light Co.
06/15/2018, 4.800%(a)(b)	1,000,000	1,046,880
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
10/01/2017, 7.375%	300,000	304,875
Liberty Mutual Group, Inc.
08/01/2044, 4.850%(a)(b)(e)	1,500,000	1,590,024
Manufacturers & Traders Trust Co.
12/01/2021, 5.629%(a)(b)(g)	1,750,000	1,719,550
Merck & Co., Inc.
02/10/2045, 3.700%(a)(b)	1,400,000	1,497,825
Omega Healthcare Investors, Inc.
03/15/2024, 5.875%	1,000,000	1,048,784
04/01/2027, 4.500%(a)	1,000,000	999,230
Philip Morris International, Inc.
11/15/2041, 4.375%(a)	1,000,000	1,156,344
PNC Financial Services Group, Inc.,
Series R, Perpetual Maturity, 4.850%(a)(g)(h)	1,000,000	978,750
SunTrust Banks, Inc.
Perpetual Maturity, 5.625%(a)(b)(g)(h)	1,900,000	1,966,500
Textron Financial Corp.
02/15/2067, 6.000%(a)(b)(e)(g)	1,910,000	1,212,850
Western Digital Corp.
04/01/2024, 10.500%(a)(b)(e)	1,236,000	1,396,680

TOTAL CORPORATE BONDS
(Cost $35,046,740)		35,734,683
Description and	Principal
Maturity Date	Amount	Value
ASSET/MORTGAGE BACKED SECURITIES 4.80%
Government National Mortgage Association - REMICS
Series 2011-142, Class A, 10/16/2040, 2.337%	$2,932,883	$2,962,877
Series 2014-52, Class CA, 08/16/2041, 2.500%(g)	819,403	833,761
Series 2015-68, Class AB, 06/16/2046, 2.450%	925,348	935,977
Series 2015-130, Class AB, 08/16/2047, 2.550%	981,301	994,996
Series 2015-181, Class A, 12/16/2049, 2.900%	594,239	608,461
Series 2016-35, Class AB, 11/16/2050, 2.500%	596,626	605,166
United States Small Business Administration
Series 2008-20L, Class 1, 12/01/2028, 6.220%	181,689	208,732

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $7,156,559)		7,149,970

GOVERNMENT & AGENCY OBLIGATIONS 31.83%
U.S. Treasury Bonds
08/15/2026, 6.750%	700,000	1,050,096
11/15/2026, 6.500%(a)	1,600,000	2,373,062
08/15/2027, 6.375%(a)	2,000,000	2,993,672
08/15/2029, 6.125%(a)	6,250,000	9,594,362
02/15/2031, 5.375%(a)	5,700,000	8,506,025
02/15/2041, 4.750%(a)	4,100,000	6,254,981
05/15/2041, 4.375%(a)	1,500,000	2,179,248
U.S. Treasury Notes
05/15/2017, 4.500%(a)	1,300,000	1,340,167
08/15/2017, 4.750%(a)	5,000,000	5,214,860
02/15/2018, 3.500%(a)	2,000,000	2,087,460
05/15/2018, 3.875%	5,500,000	5,821,409

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $45,494,416)		47,415,342

	Shares	Value
SHORT-TERM INVESTMENTS 4.46%
Money Market Fund 4.46%
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class (0.218% 7-day yield)	6,642,389	6,642,389

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,642,389)		6,642,389

Value
Total Investments - 154.29%
(Cost $219,699,629)	$229,846,036

Liabilities in Excess of Other Assets - (54.29%)(i)	(80,877,522)

NET ASSETS - 100.00%	$148,968,514

SCHEDULE OF SECURITIES SOLD SHORT (c)	Shares	Value
COMMON STOCKS (23.47%)
Consumer Discretionary (2.99%)
Fiat Chrysler Automobiles NV	(79,458)	(511,684)
The Goodyear Tire & Rubber Co.	(35,600)	(1,020,652)
Tiffany & Co.	(11,000)	(709,720)
Williams-Sonoma, Inc.	(24,300)	(1,314,144)
Wynn Resorts, Ltd.	(9,100)	(891,345)
		(4,447,545)
Energy (5.21%)
Atwood Oceanics, Inc.	(67,400)	(719,832)
Diamond Offshore Drilling, Inc.	(31,300)	(711,136)
Ensco PLC - Class A	(99,400)	(911,498)
Inpex Corp.	(46,200)	(369,745)
National Oilwell Varco, Inc.	(26,500)	(857,275)
Noble Corp., PLC	(136,500)	(1,007,370)
Petroleo Brasileiro S.A. - Sponsored ADR	(145,000)	(1,258,600)
Rowan Cos., PLC - Class A	(78,700)	(1,199,388)
Transocean, Ltd.	(66,700)	(733,033)
		(7,767,877)

Financials (3.97%)
Ally Financial, Inc.	(56,300)	(1,015,652)
American Express Co.	(30,800)	(1,985,368)
Capital One Financial Corp.	(6,200)	(415,896)
Credit Suisse Group AG - Sponsored ADR	(55,700)	(643,892)
Deutsche Bank AG	(81,300)	(1,092,672)
The Goldman Sachs Group, Inc.	(2,600)	(412,906)
Intesa Sanpaolo SpA	(160,797)	(354,149)
		(5,920,535)
Health Care (1.61%)
Eli Lilly & Co.	(8,200)	(679,698)
Express Scripts Holding Co.	(5,000)	(380,350)
McKesson Corp.	(2,700)	(525,312)
United Therapeutics Corp.	(3,100)	(375,131)
Varian Medical Systems, Inc.	(4,600)	(435,804)
		(2,396,295)

Industrials (8.25%)
American Airlines Group, Inc.	(7,700)	(273,350)
The Boeing Co.	(21,200)	(2,833,592)
Caterpillar, Inc.	(36,200)	(2,995,912)
Emerson Electric Co.	(26,400)	(1,475,760)
Metso OYJ	(37,471)	(1,039,355)
SCHEDULE OF SECURITIES SOLD SHORT (c) (continued)	Shares	Value
Industrials (continued)
Sandvik AB	(135,147)	$(1,448,286)
Spirit AeroSystems Holdings, Inc. - Class A	(31,200)	(1,353,456)
United Rentals, Inc.	(10,900)	(868,403)
		(12,288,114)

Information Technology (1.44%)
International Business Machines Corp.	(13,345)	(2,143,474)

TOTAL COMMON STOCKS
(Proceeds $33,631,504)		(34,963,840)

EXCHANGE TRADED FUNDS (1.76%)
VanEck Vectors® Semiconductor ETF	(41,200)	(2,616,200)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $2,511,522)		(2,616,200)

PREFERRED STOCKS (0.00%)(f)
Industrials (0.00%)(f)
Rolls-Royce Holdings PLC - Class C(d)	(10)	(0)

TOTAL PREFERRED STOCKS
(Proceeds $0)		(0)

TOTAL SECURITIES SOLD SHORT
(Proceeds $36,143,026)		$(37,580,040)

(a)
Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of July 31, 2016, the aggregate market value of those securities was $160,592,074, representing 107.80% of net assets. (See Note 1 and Note 3)

(b)	Loaned security; a portion or all of the security is on loan as of July 31, 2016.
(c)	Non-income producing security.
(d)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of July 31, 2016, these securities had an aggregate market value of $1,323,337 or 0.89% of total net assets.

(e)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2016, these securities had an aggregate market value of $9,048,943 or 6.07% of net assets.

(f)	Less than 0.005% or (0.005%) of net assets.
(g)	Floating or variable rate security - rate disclosed as of July 31, 2016.
(h)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(i)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.

FUTURES CONTRACTS
			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Depreciation
Foreign Currency Contracts
Japanese Yen Currency Futures	Short	23	09/19/2016	$(2,823,106)	$(90,301)
				$(2,823,106)	$(90,301)

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Housing Development Finance Corp.	$564,307	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	$18,447
Credit Suisse	Ultratech Cement, Ltd.	567,072	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	37,965
		$1,131,379				$56,412

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Credit Suisse	Axis Bank, Ltd.	$563,072	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	$(11,908)
Credit Suisse	Larsen & Toubro, Ltd.	985,845	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	(1,455)
		$1,548,917				$(13,363)
		$2,680,296				$43,049

Clough Global Equity Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS 101.01%
Consumer Discretionary 26.21%
Automobiles 0.97%
Byd Co., Ltd. - Class H(a)	150,500	$954,398
Great Wall Motor Co., Ltd. - Class H	1,288,000	1,336,409
		2,290,807

Distributors 0.81%
Pool Corp.(b)(c)	18,500	1,892,180

Diversified Consumer Services 1.00%
Service Corp. International(b)(c)	84,500	2,342,340

Hotels 1.74%
Hilton Worldwide Holdings, Inc.	64,300	1,491,117
Las Vegas Sands Corp.	29,500	1,494,175
Sands China, Ltd.	289,600	1,104,888
		4,090,180

Household Durables 5.88%
DR Horton, Inc.(b)(c)	105,621	3,472,819
Lennar Corp. - Class A(b)(c)	103,300	4,834,440
PulteGroup, Inc.(b)(c)	138,100	2,924,958
Sony Corp.	44,600	1,434,578
William Lyon Homes - Class A(a)(b)(c)	65,500	1,136,425
		13,803,220

Internet & Catalog Retail 3.15%
Amazon.com, Inc.(a)(b)	3,421	2,595,889
CommerceHub, Inc. - Series A(a)(b)(c)	6,320	89,116
CommerceHub, Inc. - Series C(a)(b)(c)	12,641	176,969
Liberty Ventures - Series A(a)(b)(c)	63,203	2,383,385
Wayfair, Inc. - Class A(a)(b)(c)	49,400	2,148,900
		7,394,259

Media 11.98%
Cable One, Inc.(b)(c)	7,125	3,732,645
Charter Communications, Inc. - Class A(a)(b)(c)	23,488	5,516,627
Comcast Corp. - Class A(b)(c)	59,900	4,028,275
IMAX Corp.(a)(b)(c)	152,795	4,826,794
Liberty Broadband Corp. - Class A(a)(b)(c)	20,292	1,274,540
Liberty Broadband Corp. - Class C(a)(b)(c)	74,666	4,727,104
Liberty SiriusXM Group - Class A(a)(b)(c)	50,468	1,804,231
	Shares	Value
Consumer Discretionary (continued)
Liberty SiriusXM Group - Class C(a)(b)(c)	62,636	$2,207,919
		28,118,135

Specialty Retail 0.68%
Signet Jewelers, Ltd.(b)(c)	18,136	1,594,336

TOTAL CONSUMER DISCRETIONARY		61,525,457

Consumer Staples 0.59%
CVS Health Corp.(b)(c)	15,000	1,390,800

Energy 17.96%
Anadarko Petroleum Corp.(b)(c)	28,100	1,532,293
Apache Corp.(b)(c)	44,200	2,320,500
Cabot Oil & Gas Corp.(b)(c)	61,800	1,524,606
Concho Resources, Inc.(a)(b)(c)	28,200	3,502,440
CONSOL Energy, Inc.	54,200	1,050,396
Continental Resources, Inc.(a)(b)(c)	88,000	3,876,400
Devon Energy Corp.(b)(c)	70,700	2,706,396
Energen Corp.(b)	25,100	1,189,238
EQT Corp.	8,400	612,024
Fairway Energy LP(a)(d)(e)	217,600	2,203,200
Gulfport Energy Corp.(a)(b)	49,000	1,425,410
Hess Corp.(b)(c)	31,600	1,695,340
Marathon Oil Corp.(b)(c)	175,700	2,396,548
Newfield Exploration Co.(a)(b)(c)	41,000	1,775,300
Occidental Petroleum Corp.(b)(c)	8,800	657,624
Pacific Coast Oil Trust(b)(e)	95,800	157,112
Parsley Energy, Inc. - Class A(a)(b)(c)	68,800	1,961,488
Pioneer Natural Resources Co.(b)(c)	24,900	4,047,993
Royal Dutch Shell PLC - Sponsored ADR - Class A(b)	35,100	1,817,829
Sanchez Energy Corp.(a)(b)(c)	92,000	583,280
Statoil ASA - Sponsored ADR(b)(c)	7,100	112,961
Total S.A. - Sponsored ADR(b)	7,486	360,077
The Williams Cos., Inc.	74,400	1,783,368
WPX Energy, Inc.(a)(b)(c)	286,400	2,861,136
		42,152,959

Financials 20.77%
American Capital Agency Corp.(b)(c)	269,600	5,281,464
American Capital Mortgage Investment Corp.	99,100	1,621,276
Ares Capital Corp.(b)	393,200	5,953,048
Atlas Mara, Ltd.(a)(e)	275,798	1,041,138
Bank of America Corp.(b)(c)	292,305	4,235,499
Blackstone Mortgage Trust, Inc. - Class A(b)	80,800	2,344,008
Citigroup, Inc.(b)(c)	84,419	3,698,396
First Republic Bank(b)	34,300	2,458,281
Franklin Resources, Inc.	33,200	1,201,508
Global Medical REIT, Inc.(b)	121,000	1,321,320
Goldman Sachs BDC, Inc.(b)	53,000	1,064,240
Golub Capital BDC, Inc.	65,800	1,252,832

	Shares	Value
Financials (continued)
Hercules Capital, Inc.(b)(c)	156,400	$2,073,864
JPMorgan Chase & Co.(b)(c)	26,300	1,682,411
Ladder Capital Corp.(b)	130,392	1,702,920
NMI Holdings, Inc. - Class A(a)(b)(c)	177,200	1,112,816
PennyMac Mortgage Investment Trust(b)(c)	190,388	3,089,997
Solar Capital, Ltd.	75,100	1,520,775
Starwood Property Trust, Inc.(b)(c)	205,900	4,488,620
Two Harbors Investment Corp.(b)(c)	185,257	1,620,999
		48,765,412

Health Care 10.18%
Actelion, Ltd.	3,231	573,059
Akorn, Inc.(a)(b)(c)	48,000	1,643,040
Albany Molecular Research, Inc.(a)(b)	72,700	1,049,788
Allergan PLC(a)(b)	4,500	1,138,275
Amsurg Corp.(a)(b)(c)	17,100	1,282,671
Bristol-Meyers Squibb Co.(b)(c)	19,616	1,467,473
Cardiome Pharma Corp.(a)(b)(c)	418,200	1,308,966
Cerner Corp.(a)(b)(c)	15,100	942,089
Community Health Systems, Inc.(a)(b)(c)	93,200	1,190,164
CRISPR Therapeutics AG - Series B(a)(d)(f)	20,900	935,902
Gilead Sciences, Inc.(b)(c)	13,100	1,041,057
Healthways, Inc.(a)(b)(c)	117,911	1,985,621
Intra-Cellular Therapies, Inc.(a)(b)	36,700	1,497,360
Keryx Biopharmaceuticals, Inc.(a)(b)	85,500	629,280
Kura Oncology, Inc.(a)(b)	42,600	175,938
MedEquities Realty Trust, Inc.(d)(e)	51,100	651,525
Medtronic PLC(b)	4,200	368,046
Ophthotech Corp.(a)	16,600	1,066,384
Puma Biotechnology, Inc.(a)(b)(c)	34,900	1,741,161
Shire PLC - ADR(b)(c)	5,300	1,028,836
Sinopharm Group Co., Ltd. - Class H	236,800	1,146,092
Veracyte, Inc.(a)(b)	38,135	188,768
Vertex Pharmaceuticals, Inc.(a)(b)(c)	8,700	843,900
		23,895,395

Industrials 2.53%
Allison Transmission Holdings, Inc.(b)	43,177	1,244,361
Armstrong World Industries, Inc.(a)(b)(c)	28,900	1,227,383
Macquarie Infrastructure Corp.	29,600	2,268,840
Rollins, Inc.(b)(c)	42,700	1,203,286
		5,943,870

Information Technology 17.90%
Alphabet, Inc. - Class A(a)(b)(c)	3,383	2,677,103
Alphabet, Inc. - Class C(a)(b)(c)	9,703	7,459,569
Broadcom, Ltd.(b)(c)	30,863	4,999,189
	Shares	Value
Information Technology (continued)
Facebook, Inc. - Class A(a)(b)(c)	37,000	$4,585,780
HubSpot, Inc.(a)	23,100	1,261,029
Lam Research Corp.(b)(c)	24,800	2,226,296
Microsoft Corp.(b)(c)	69,400	3,933,592
Monolithic Power Systems, Inc.(b)(c)	17,800	1,294,416
Nintendo Co., Ltd.	11,400	2,402,676
salesforce.com, Inc.(a)(b)	24,300	1,987,740
Samsung Electronics Co., Ltd.	1,867	2,565,114
ViaSat, Inc.(a)(b)(c)	63,742	4,706,072
Yelp, Inc.(a)(b)	59,300	1,907,681
		42,006,257

Materials 2.75%
Angang Steel Co., Ltd. - Class H	2,272,000	1,109,878
Anhui Conch Cement Co., Ltd. - Class H	531,500	1,394,105
Axalta Coating Systems, Ltd.(a)(b)(c)	71,500	2,041,325
Chr Hansen Holding A/S	17,726	1,115,210
The Dow Chemical Co.	15,000	805,050
		6,465,568

Telecommunication Services 1.69%
China Mobile, Ltd.	197,500	2,434,893
Nippon Telegraph & Telephone Corp.	31,800	1,521,202
		3,956,095

Utilities 0.43%
China Longyuan Power Group Corp., Ltd. - Class H	1,253,000	1,004,545

TOTAL COMMON STOCKS
(Cost $224,082,346)		237,106,358

EXCHANGE TRADED FUNDS 1.27%
iShares® Silver Trust(a)	69,700	1,348,695
VanEck Vectors® Gold Miners ETF	53,700	1,642,683
		2,991,378

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,823,115)		2,991,378

	Shares	Value
PARTICIPATION NOTES 1.35%
Consumer Staples 0.73%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017(e)	36,442	$1,714,773

Industrials 0.62%
Zhengzhou Yutong Bus Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/2017(e)	417,600	1,441,363

TOTAL PARTICIPATION NOTES
(Cost $2,637,675)		3,156,136

MASTER LIMITED PARTNERSHIPS 0.27%
The Blackstone Group LP	23,700	636,108

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $593,844)		636,108

PREFERRED STOCKS 0.78%
Ares Management LP(b)
Series A, 7.000%	58,000	1,513,220
Hercules Capital, Inc., 6.250%	12,300	319,308
		1,832,528

TOTAL PREFERRED STOCKS
(Cost $1,760,343)		1,832,528

WARRANTS 0.00%(a)(g)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(e)	195,720	3,914

TOTAL WARRANTS
(Cost $1,957)		3,914

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 3.56%
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(b)(c)(h)(i)	1,900,000	1,902,375
Liberty Mutual Group, Inc.
08/01/2044, 4.850%(b)(c)(e)	1,500,000	1,590,024
SunTrust Banks, Inc.
Perpetual Maturity, 5.625%(b)(c)(h)(i)	2,500,000	2,587,500

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS (continued)
Western Digital Corp.
04/01/2024, 10.500%(b)(c)(e)	$2,007,000	$2,267,910

TOTAL CORPORATE BONDS
(Cost $7,892,200)		8,347,809

ASSET/MORTGAGE BACKED SECURITIES 1.09%
Government National Mortgage Association - REMICS
Series 2011-142, Class A, 10/16/2040, 2.337%(b)	2,522,279	2,548,075

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $2,562,693)		2,548,075

GOVERNMENT & AGENCY OBLIGATIONS 33.55%
U.S. Treasury Bonds
11/15/2026, 6.500%(b)	1,600,000	2,373,062
08/15/2027, 6.375%(b)	6,300,000	9,430,067
08/15/2029, 6.125%(b)	9,500,000	14,583,431
02/15/2031, 5.375%(b)	7,200,000	10,744,452
02/15/2041, 4.750%(b)	7,600,000	11,594,598
U.S. Treasury Notes
01/31/2017, 3.125%(b)	5,000,000	5,066,880
05/15/2017, 4.500%(b)	5,000,000	5,154,490
08/15/2017, 4.750%(b)	15,000,000	15,644,580
02/15/2018, 3.500%(b)	4,000,000	4,174,920

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $76,024,566)		78,766,480

	Shares	Value
SHORT-TERM INVESTMENTS 16.63%
Money Market Fund 16.63%
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class (0.218% 7-day yield)	39,045,983	39,045,983

TOTAL SHORT-TERM INVESTMENTS
(Cost $39,045,983)		39,045,983

Total Investments - 159.51%
(Cost $357,424,722)		374,434,769

Liabilities in Excess of Other Assets - (59.51%)(j)		(139,688,749)

NET ASSETS - 100.00%		$234,746,020

SCHEDULE OF SECURITIES SOLD SHORT (a)	Shares	Value
COMMON STOCKS (24.22%)
Consumer Discretionary (3.07%)
Fiat Chrysler Automobiles NV	(128,848)	(829,740)
The Goodyear Tire & Rubber Co.	(57,400)	(1,645,658)

SCHEDULE OF SECURITIES SOLD SHORT (a) (continued)	Shares	Value
Consumer Discretionary (continued)
Tiffany & Co.	(17,700)	$(1,142,004)
Williams-Sonoma, Inc.	(39,600)	(2,141,568)
Wynn Resorts, Ltd.	(14,900)	(1,459,455)
		(7,218,425)
Energy (5.38%)
Atwood Oceanics, Inc.	(111,100)	(1,186,548)
Diamond Offshore Drilling, Inc.	(49,900)	(1,133,728)
Ensco PLC - Class A	(159,900)	(1,466,283)
Inpex Corp.	(75,100)	(601,036)
National Oilwell Varco, Inc.	(43,000)	(1,391,050)
Noble Corp., PLC	(222,600)	(1,642,788)
Petroleo Brasileiro S.A. - Sponsored ADR	(234,900)	(2,038,932)
Rowan Cos., PLC - Class A	(127,500)	(1,943,100)
Transocean, Ltd.	(111,600)	(1,226,484)
		(12,629,949)

Financials (4.08%)
Ally Financial, Inc.	(91,100)	(1,643,444)
American Express Co.	(49,800)	(3,210,108)
Capital One Financial Corp.	(10,100)	(677,508)
Credit Suisse Group AG - Sponsored ADR	(89,000)	(1,028,840)
Deutsche Bank AG	(131,600)	(1,768,704)
The Goldman Sachs Group, Inc.	(4,200)	(667,002)
Intesa Sanpaolo SpA	(261,816)	(576,639)
		(9,572,245)
Health Care (1.69%)
Eli Lilly & Co.	(13,400)	(1,110,726)
Express Scripts Holding Co.	(8,100)	(616,167)
McKesson Corp.	(4,700)	(914,432)
United Therapeutics Corp.	(5,000)	(605,050)
Varian Medical Systems, Inc.	(7,600)	(720,024)
		(3,966,399)

Industrials (8.53%)
American Airlines Group, Inc.	(12,400)	(440,200)
The Boeing Co.	(34,400)	(4,597,904)
Caterpillar, Inc.	(58,800)	(4,866,288)
Emerson Electric Co.	(42,900)	(2,398,110)
Metso OYJ	(60,903)	(1,689,302)
Sandvik AB	(223,728)	(2,397,553)
Spirit AeroSystems Holdings, Inc. - Class A	(50,700)	(2,199,366)
United Rentals, Inc.	(17,900)	(1,426,093)
		(20,014,816)

Information Technology (1.47%)
International Business Machines Corp.	(21,535)	(3,458,952)

TOTAL COMMON STOCKS
(Proceeds $54,686,829)		(56,860,786)

SCHEDULE OF SECURITIES SOLD SHORT (a) (continued)	Shares	Value
EXCHANGE TRADED FUNDS (1.80%)
VanEck Vectors® Semiconductor ETF	(66,400)	$(4,216,400)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $4,047,008)		(4,216,400)

PREFERRED STOCKS (0.00%)(g)
Industrials (0.00%)(g)
Rolls-Royce Holdings PLC - Class C(d)	(15)	(0)

TOTAL PREFERRED STOCKS
(Proceeds $0)		(0)

TOTAL SECURITIES SOLD SHORT
(Proceeds $58,733,837)		$(61,077,186)

(a)	Non-income producing security.
(b)
Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of July 31, 2016, the aggregate market value of those securities was $261,859,761, representing 111.55% of net assets. (See Note 1 and Note 3)

(c)	Loaned security; a portion or all of the security is on loan as of July 31, 2016.
(d)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of July 31, 2016, these securities had an aggregate market value of $3,790,627 or 1.61% of total net assets.

(e)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2016, these securities had an aggregate market value of $11,070,959 or 4.72% of net assets.

(f)
Private Placement; this security may only be resold in transactions exempt from registration under the Securities Act of 1933. As of July 31, 2016, this security had a total value of $935,902 or 0.40% of net assets and has been deemed illiquid by the Adviser based on procedures approved by the Board of Trustees.

(g)	Less than 0.005% or (0.005%) of net assets.
(h)	Floating or variable rate security - rate disclosed as of July 31, 2016.
(i)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(j)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.

FUTURES CONTRACTS
			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Depreciation
Foreign Currency Contracts
Japanese Yen Currency Futures	Short	38	09/19/2016	$(4,664,263)	$(148,034)
				$(4,664,263)	$(148,034)

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Housing Development Finance Corp.	$912,031	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	$29,815
Credit Suisse	Mahindra & Mahindra, Ltd.	1,374,538	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	18,092
Credit Suisse	Ultratech Cement, Ltd.	910,438	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	60,952
		$3,197,007				$108,859

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Credit Suisse	Axis Bank, Ltd.	$908,745	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	$(19,218)
Credit Suisse	Hero MotoCorp, Ltd.	1,390,509	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	(32,452)
Credit Suisse	Larsen & Toubro, Ltd.	1,587,140	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	(2,343)
		$3,886,394				$(54,013)
		$7,083,401				$54,846

Clough Global Opportunities Fund
STATEMENT OF INVESTMENTS
July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS 91.14%
Consumer Discretionary 23.00%
Amazon.com, Inc.(a)(b)(c)	8,819	$6,691,945
Byd Co., Ltd. - Class H(a)	380,000	2,409,775
Cable One, Inc.(b)(c)	18,085	9,474,370
Charter Communications, Inc. - Class A(a)(b)(c)	59,873	14,062,372
Comcast Corp. - Class A(b)(c)	149,800	10,074,050
CommerceHub, Inc. - Series A(a)(b)(c)	11,377	160,417
CommerceHub, Inc. - Series C(a)(b)(c)	22,754	318,559
DR Horton, Inc.(b)(c)	263,501	8,663,913
Great Wall Motor Co., Ltd. - Class H	3,255,000	3,377,339
Hilton Worldwide Holdings, Inc.(b)	162,400	3,766,056
IMAX Corp.(a)(b)(c)	283,700	8,962,083
Las Vegas Sands Corp.(b)	74,500	3,773,425
Lennar Corp. - Class A(b)(c)	257,300	12,041,640
Liberty Broadband Corp. - Class A(a)(b)(c)	47,814	3,003,197
Liberty Broadband Corp. - Class C(a)(b)(c)	181,267	11,476,014
Liberty SiriusXM Group - Class A(a)(b)(c)	115,456	4,127,552
Liberty SiriusXM Group - Class C(a)(b)(c)	133,912	4,720,398
Liberty Ventures - Series A(a)(b)(c)	113,771	4,290,305
PulteGroup, Inc.(b)(c)	345,400	7,315,572
Sands China, Ltd.	733,200	2,797,319
Service Corp. International(b)(c)	213,800	5,926,536
Signet Jewelers, Ltd.(b)(c)	45,196	3,973,180
Sony Corp.	113,000	3,634,694
William Lyon Homes - Class A(a)(b)(c)	165,276	2,867,539
		137,908,250

Consumer Staples 0.58%
CVS Health Corp.(b)(c)	37,400	3,467,728

Energy 17.08%
Anadarko Petroleum Corp.(b)(c)	70,500	3,844,365
Apache Corp.(b)(c)	111,700	5,864,250
Cabot Oil & Gas Corp.(b)(c)	157,800	3,892,926
Concho Resources, Inc.(a)(b)(c)	71,000	8,818,200
CONSOL Energy, Inc.	137,400	2,662,812
Continental Resources, Inc.(a)(b)(c)	222,900	9,818,745
Devon Energy Corp.(b)(c)	178,900	6,848,292
Energen Corp.(b)(c)	63,500	3,008,630
	Shares	Value
Energy (continued)
EQT Corp.	21,400	$1,559,204
Fairway Energy LP(a)(d)(e)	536,000	5,427,000
Hess Corp.(b)(c)	79,775	4,279,929
Marathon Oil Corp.(b)(c)	442,000	6,028,880
Newfield Exploration Co.(a)(b)(c)	103,600	4,485,880
Occidental Petroleum Corp.(b)(c)	22,400	1,673,952
Parsley Energy, Inc. - Class A(a)(b)(c)	174,100	4,963,591
Pioneer Natural Resources Co.(b)(c)	62,690	10,191,513
Royal Dutch Shell PLC - Sponsored ADR - Class A(b)	88,800	4,598,952
Sanchez Energy Corp.(a)(b)(c)	232,100	1,471,514
Statoil ASA - Sponsored ADR(b)(c)	18,000	286,380
Total S.A. - Sponsored ADR(b)(c)	19,133	920,297
The Williams Cos., Inc.	188,000	4,506,360
WPX Energy, Inc.(a)(b)(c)	723,800	7,230,762
		102,382,434

Financials 17.71%
American Capital Agency Corp.(b)(c)	679,599	13,313,344
American Capital Mortgage Investment Corp.	68,400	1,119,024
Ares Capital Corp.(b)	1,044,300	15,810,702
Atlas Mara, Ltd.(a)(e)	688,344	2,598,499
Bank of America Corp.(b)(c)	731,210	10,595,233
Blackstone Mortgage Trust, Inc. - Class A(b)(c)	206,200	5,981,862
Citigroup, Inc.(b)(c)	213,227	9,341,475
First Republic Bank(b)	53,500	3,834,345
Franklin Resources, Inc.(b)	83,700	3,029,103
Global Medical REIT, Inc.(b)	310,000	3,385,200
Golub Capital BDC, Inc.(b)	454,457	8,652,861
JPMorgan Chase & Co.(b)(c)	65,700	4,202,829
Ladder Capital Corp.(b)	228,511	2,984,354
PennyMac Mortgage Investment Trust(b)(c)	332,291	5,393,083
Solar Capital, Ltd.	37,631	762,028
Starwood Property Trust, Inc.(b)(c)	510,400	11,126,720
Two Harbors Investment Corp.(b)(c)	463,394	4,054,697
		106,185,359

Health Care 9.65%
Actelion, Ltd.	8,166	1,448,344
Akorn, Inc.(a)(b)(c)	107,000	3,662,610
Albany Molecular Research, Inc.(a)(b)(c)	182,060	2,628,946
Allergan PLC(a)(b)(c)	11,100	2,807,745
Amsurg Corp.(a)(b)(c)	43,300	3,247,933
Bristol-Meyers Squibb Co.(b)(c)	49,000	3,665,690
Cardiome Pharma Corp.(a)(b)(c)	1,042,181	3,262,026
Cerner Corp.(a)(b)(c)	38,000	2,370,820
Community Health Systems, Inc.(a)(b)(c)	233,600	2,983,072

	Shares	Value
Health Care (continued)
CRISPR Therapeutics AG - Series B(a)(d)(f)	53,433	$2,392,730
Gilead Sciences, Inc.(b)(c)	33,100	2,630,457
Healthways, Inc.(a)(b)(c)	297,133	5,003,720
Intra-Cellular Therapies, Inc.(a)(b)	92,500	3,774,000
Keryx Biopharmaceuticals, Inc.(a)(b)(c)	211,186	1,554,329
Kura Oncology, Inc.(a)(b)	104,906	433,262
Medtronic PLC(b)(c)	10,500	920,115
Ophthotech Corp.(a)	42,000	2,698,080
Puma Biotechnology, Inc.(a)(b)(c)	87,500	4,365,375
Shire PLC - ADR	13,400	2,601,208
Sinopharm Group Co., Ltd. - Class H	583,600	2,824,575
Veracyte, Inc.(a)(b)(c)	84,424	417,899
Vertex Pharmaceuticals, Inc.(a)(b)(c)	22,000	2,134,000
		57,826,936

Industrials 1.99%
Allison Transmission Holdings, Inc.(b)	107,410	3,095,556
Armstrong World Industries, Inc.(a)(b)(c)	72,500	3,079,075
Macquarie Infrastructure Corp.(b)	74,900	5,741,085
		11,915,716

Information Technology 16.33%
Alphabet, Inc. - Class A(a)(b)(c)	8,667	6,858,544
Alphabet, Inc. - Class C(a)(b)(c)	24,355	18,723,880
Broadcom, Ltd.(b)(c)	54,544	8,835,037
Facebook, Inc. - Class A(a)(b)(c)	93,570	11,597,066
Lam Research Corp.(b)(c)	62,800	5,637,556
Microsoft Corp.(b)(c)	173,500	9,833,980
Monolithic Power Systems, Inc.(b)(c)	44,800	3,257,856
Nintendo Co., Ltd.	28,700	6,048,841
salesforce.com, Inc.(a)(b)	60,500	4,948,900
Samsung Electronics Co., Ltd.	4,780	6,567,353
ViaSat, Inc.(a)(b)(c)	145,735	10,759,615
Yelp, Inc.(a)(b)	150,000	4,825,500
		97,894,128

Materials 2.71%
Angang Steel Co., Ltd. - Class H	5,700,000	2,784,466
Anhui Conch Cement Co., Ltd. - Class H	1,338,500	3,510,836
Axalta Coating Systems, Ltd.(a)(b)(c)	178,800	5,104,740
Chr Hansen Holding A/S	44,761	2,816,084
	Shares	Value
Materials (continued)
The Dow Chemical Co.	38,000	$2,039,460
		16,255,586

Telecommunication Services 1.67%
China Mobile, Ltd.	500,500	6,170,451
Nippon Telegraph & Telephone Corp.	80,200	3,836,489
		10,006,940

Utilities 0.42%
China Longyuan Power Group Corp., Ltd. - Class H	3,161,000	2,534,211

TOTAL COMMON STOCKS
(Cost $514,394,619)		546,377,288

EXCHANGE TRADED FUNDS 1.26%
iShares® Silver Trust(a)(b)	175,000	3,386,250
VanEck Vectors® Gold Miners ETF	135,900	4,157,181
		7,543,431

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,120,973)		7,543,431

PARTICIPATION NOTES 1.29%
Consumer Staples 0.70%
Kweichow Moutai Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017(e)	90,007	4,235,266

Industrials 0.59%
Zhengzhou Yutong Bus Co., Ltd. - Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 10/27/2017(e)	1,018,911	3,516,812

TOTAL PARTICIPATION NOTES
(Cost $6,468,660)		7,752,078

MASTER LIMITED PARTNERSHIPS 0.27%
The Blackstone Group LP(b)	59,700	1,602,348

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,495,893)		1,602,348

	Shares	Value
PREFERRED STOCKS 0.64%
Ares Management LP(b)
Series A, 7.000%	147,000	$3,835,230

TOTAL PREFERRED STOCKS
(Cost $3,674,500)		3,835,230

WARRANTS 0.00%(a)(g)
Atlas Mara, Ltd., Strike price $11.50, Expires 12/17/2017(e)	487,322	9,746

TOTAL WARRANTS
(Cost $4,873)		9,746

Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS 19.50%
American International Group, Inc.
01/15/2055, 4.375%	$5,600,000	5,469,604
American Tower Trust I
03/15/2023, 3.070%(e)	4,350,000	4,501,759
Apple, Inc.
02/09/2045, 3.450%(b)	4,000,000	3,812,920
02/23/2046, 4.650%(b)	4,000,000	4,562,156
AT&T, Inc.
12/15/2042, 4.300%(b)(c)	4,350,000	4,348,199
Autodesk, Inc.
12/15/2022, 3.600%(b)	2,600,000	2,675,624
BankUnited, Inc.
11/17/2025, 4.875%(b)	5,500,000	5,729,328
CalAtlantic Group, Inc.
06/01/2026, 5.250%(b)	5,300,000	5,366,250
Citigroup, Inc.
Series N, Perpetual Maturity, 5.800%(b)(h)(i)	4,800,000	4,806,000
Series P, Perpetual Maturity, 5.950%(b)(h)(i)	3,000,000	3,092,850
Comcast Corp.
07/15/2046, 3.400%	4,000,000	3,955,112
eBay, Inc.
07/15/2042, 4.000%(b)	5,000,000	4,475,135
EMC Corp.
06/01/2023, 3.375%	4,000,000	3,815,360
General Motors Co.
04/01/2045, 5.200%(b)	8,000,000	8,617,888
Healthcare Realty Trust, Inc.
05/01/2025, 3.875%(b)	1,884,000	1,913,234
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
10/01/2017, 7.375%	880,000	894,300
Liberty Mutual Group, Inc.
08/01/2044, 4.850%(b)(e)	4,000,000	4,240,064
Manufacturers & Traders Trust Co.
12/01/2021, 5.629%(b)(c)(h)	5,250,000	5,158,650
Merck & Co., Inc.
02/10/2045, 3.700%(b)	5,600,000	5,991,300
Description and	Principal
Maturity Date	Amount	Value
CORPORATE BONDS (continued)
NextEra Energy Capital Holdings, Inc.
09/15/2019, 2.700%(b)	$2,000,000	$2,063,140
Omega Healthcare Investors, Inc.
03/15/2024, 5.875%(b)	4,000,000	4,195,136
04/01/2027, 4.500%(b)	4,000,000	3,996,920
Philip Morris International, Inc.
11/15/2041, 4.375%	4,000,000	4,625,376
SunTrust Banks, Inc.
Perpetual Maturity, 5.625%(b)(c)(h)(i)	7,300,000	7,555,500
Textron Financial Corp.
02/15/2067, 6.000%(b)(e)(h)	8,200,000	5,207,000
Western Digital Corp.
04/01/2024, 10.500%(b)(e)	5,169,000	5,840,970

TOTAL CORPORATE BONDS
(Cost $114,887,370)		116,909,775

ASSET/MORTGAGE BACKED SECURITIES 5.09%
Government National Mortgage Association - REMICS
Series 2011-142, Class A, 10/16/2040, 2.337%(b)	14,077,837	14,221,811
Series 2014-52, Class CA, 08/16/2041, 2.500%(h)	3,108,127	3,162,591
Series 2015-68, Class AB, 06/16/2046, 2.450%	4,201,079	4,249,335
Series 2015-130, Class AB, 08/16/2047, 2.550%	3,925,204	3,979,982
Series 2015-181, Class A, 12/16/2049, 2.900%	2,376,956	2,433,841
Series 2016-35, Class AB, 11/16/2050, 2.500%	2,386,504	2,420,665

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $30,620,851)		30,468,225

GOVERNMENT & AGENCY OBLIGATIONS 36.02%
U.S. Treasury Bonds
08/15/2026, 6.750%	2,800,000	4,200,384
11/15/2026, 6.500%(b)	6,300,000	9,343,933
08/15/2027, 6.375%	4,500,000	6,735,762
08/15/2029, 6.125%(b)	22,750,000	34,923,479
02/15/2031, 5.375%(b)	25,300,000	37,754,811
02/15/2041, 4.750%(b)	18,300,000	27,918,572
05/15/2041, 4.375%	4,500,000	6,537,744
U.S. Treasury Notes
01/31/2017, 3.125%(b)	20,000,000	20,267,520
05/15/2017, 4.500%(b)	20,000,000	20,617,960
08/15/2017, 4.750%(b)	20,000,000	20,859,440
02/15/2018, 3.500%(b)	14,000,000	14,612,220
05/15/2018, 3.875%	11,500,000	12,172,037

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $208,160,874)		215,943,862

	Shares	Value
SHORT-TERM INVESTMENTS 3.47%
Money Market Fund 3.47%
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class (0.218% 7-day yield)	20,822,396	$20,822,396

TOTAL SHORT-TERM INVESTMENTS
(Cost $20,822,396)		20,822,396

Total Investments - 158.68%
(Cost $907,651,009)		951,264,379

Liabilities in Excess of Other Assets - (58.68%)(j)		(351,787,266)

NET ASSETS - 100.00%		$599,477,113

SCHEDULE OF SECURITIES SOLD SHORT (a)	Shares	Value
COMMON STOCKS (23.92%)
Consumer Discretionary (3.04%)
Fiat Chrysler Automobiles NV	(324,778)	(2,091,467)
The Goodyear Tire & Rubber Co.	(145,278)	(4,165,120)
Tiffany & Co.	(44,600)	(2,877,592)
Williams-Sonoma, Inc.	(100,000)	(5,408,000)
Wynn Resorts, Ltd.	(37,600)	(3,682,920)
		(18,225,099)
Energy (5.33%)
Atwood Oceanics, Inc.	(280,000)	(2,990,400)
Diamond Offshore Drilling, Inc.	(128,700)	(2,924,064)
Ensco PLC - Class A	(404,596)	(3,710,145)
Inpex Corp.	(190,000)	(1,520,596)
National Oilwell Varco, Inc.	(108,600)	(3,513,210)
Noble Corp., PLC	(559,900)	(4,132,062)
Petroleo Brasileiro S.A. - Sponsored ADR	(594,800)	(5,162,864)
Rowan Cos., PLC - Class A	(323,484)	(4,929,896)
Transocean, Ltd.	(277,844)	(3,053,506)
		(31,936,743)

Financials (4.04%)
Ally Financial, Inc.	(230,700)	(4,161,828)
American Express Co.	(126,000)	(8,121,960)
Capital One Financial Corp.	(25,500)	(1,710,540)
Credit Suisse Group AG - Sponsored ADR	(225,600)	(2,607,936)
Deutsche Bank AG	(333,500)	(4,482,240)
The Goldman Sachs Group, Inc.	(10,700)	(1,699,267)
Intesa Sanpaolo SpA	(662,421)	(1,458,956)
		(24,242,727)
Health Care (1.66%)
Eli Lilly & Co.	(33,800)	(2,801,682)
Express Scripts Holding Co.	(20,400)	(1,551,828)
McKesson Corp.	(11,700)	(2,276,352)
United Therapeutics Corp.	(12,700)	(1,536,827)
SCHEDULE OF SECURITIES SOLD SHORT (a) (continued)	Shares	Value
Health Care (continued)
Varian Medical Systems, Inc.	(19,100)	$(1,809,534)
		(9,976,223)

Industrials (8.39%)
American Airlines Group, Inc.	(31,400)	(1,114,700)
The Boeing Co.	(86,400)	(11,548,224)
Caterpillar, Inc.	(147,500)	(12,207,100)
Emerson Electric Co.	(107,500)	(6,009,250)
Metso OYJ	(154,363)	(4,281,658)
Sandvik AB	(558,808)	(5,988,395)
Spirit AeroSystems Holdings, Inc. - Class A	(127,100)	(5,513,598)
United Rentals, Inc.	(45,200)	(3,601,084)
		(50,264,009)

Information Technology (1.46%)
International Business Machines Corp.	(54,350)	(8,729,697)

TOTAL COMMON STOCKS
(Proceeds $137,900,166)		(143,374,498)

EXCHANGE TRADED FUNDS (1.78%)
VanEck Vectors® Semiconductor ETF	(168,000)	(10,668,000)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $10,238,030)		(10,668,000)

PREFERRED STOCKS (0.00%)(g)
Industrials (0.00%)(g)
Rolls-Royce Holdings PLC - Class C(d)	(41)	(0)

TOTAL PREFERRED STOCKS
(Proceeds $0)		(0)

TOTAL SECURITIES SOLD SHORT
(Proceeds $148,138,196)		$(154,042,498)

(a)	Non-income producing security.
(b)
Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of July 31, 2016, the aggregate market value of those securities was $684,290,677, representing 114.15% of net assets. (See Note 1 and Note 3)

(c)	Loaned security; a portion or all of the security is on loan as of July 31, 2016.
(d)
Fair valued security; valued by management in accordance with procedures approved by the Fund's Board of Trustees. As of July 31, 2016, these securities had an aggregate market value of $7,819,730 or 1.30% of total net assets.

(e)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2016, these securities had an aggregate market value of $35,577,116 or 5.93% of net assets.

(f)
Private Placement; this security may only be resold in transactions exempt from registration under the Securities Act of 1933. As of July 31, 2016, this security had a total value of $2,392,730 or 0.40% of net assets and has been deemed illiquid by the Adviser based on procedures approved by the Board of Trustees.

(g)	Less than 0.005% or (0.005%) of net assets.
(h)	Floating or variable rate security - rate disclosed as of July 31, 2016.
(i)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(j)	Includes cash which is being held as collateral for total return swap contracts or futures contracts.

FUTURES CONTRACTS
			Expiration	Underlying Face	Unrealized
Description	Position	Contracts	Date	Amount at Value	Depreciation
Foreign Currency Contracts
Japanese Yen Currency Futures	Short	95	09/19/2016	$(11,660,656)	$(369,742)
				$(11,660,656)	$(369,742)

TOTAL RETURN SWAP CONTRACTS

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Appreciation
Credit Suisse	Housing Development Finance Corp.	$2,308,890	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	$75,478
Credit Suisse	Mahindra & Mahindra, Ltd.	3,470,925	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	45,684
Credit Suisse	Ultratech Cement, Ltd.	2,309,909	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	154,644
		$8,089,724				$275,806

	Reference	Notional	Floating Rate	Floating	Termination	Net Unrealized
Counter Party	Entity/Obligation	Amount	Paid by the Fund	Rate Index	Date	Depreciation
Credit Suisse	Axis Bank, Ltd.	$2,300,599	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	$(48,652)
Credit Suisse	Hero MotoCorp, Ltd.	3,510,546	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	(81,930)
Credit Suisse	Larsen & Toubro, Ltd.	4,022,621	75 bps + 1 M LIBOR	1 M LIBOR	12/31/2020	(5,938)
		$9,833,766				$(136,520)
		$17,923,490				$139,286

Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation
ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
A/S - Aktieselskab, Joint Stock Company in Denmark.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
BDC - Business Development Company.
bps - Basis Points
ETF - Exchange Traded Fund
1M LIBOR - London Interbank Offered Rate (Monthly)
LLC - Limited Liability Corporation
LLLP - Limited Liability Limited Partnership
LP - Limited Partnership
Ltd. - Limited
NV - Naamloze Vennootschap (Dutch: Limited Liability Company)
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
S.A. - Generally designates corporations in various countries, mostly those employing the civil law.
SpA - Societa` Per Azioni is an Italian shared company

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

CLOUGH GLOBAL FUNDS
NOTES TO QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2016 (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Dividend and Income Fund (prior to July 31, 2016 known as Clough Global Allocation Fund), Clough Global Equity Fund, and Clough Global Opportunities Fund (the “Funds”), are closed-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). The Funds were organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004 and January 25, 2005, respectively for Clough Global Dividend and Income Fund and Clough Global Equity Fund, and an Agreement and Declaration of Trust dated January 12, 2006, for Clough Global Opportunities Fund. The Funds were previously registered as non-diversified investment companies. As a result of ongoing operations, each of the Funds became a diversified company. The Funds may not resume operating in a non-diversified manner without first obtaining shareholder approval.  Each Fund’s investment objective is to provide a high level of total return. Each Declaration of Trust provides that the Board of Trustees may authorize separate classes of shares of beneficial interest.  The common shares of Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund are listed on the NYSE MKT and trade under the ticker symbols “GLV”, “GLQ” and “GLO” respectively.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Statement of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP.  The Statement of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE” or the “Exchange”) on July 31, 2016.

The net asset value per share of each Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, each Fund’s net asset value may change at times when it is not possible to purchase or sell shares of a Fund.

Investment Valuation: Securities, including futures contracts, held by each Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded.  In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board of Trustees, debt securities (including short-term obligations that will mature in 60 days or less) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Exchange-traded options are valued at closing settlement prices. Total return swaps are priced based on valuations provided by a Board approved independent third party pricing agent.  If a total return swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of July 31, 2016, in valuing each Fund’s investments carried at value.  The Funds recognize transfers between the levels as of the end of the period in which the transfer occurred.  There were no transfers between Levels 1 and 2 during the period ending July 31, 2016.

Clough Global Dividend and Income Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$28,164,448	$–	$–	$28,164,448
Consumer Staples	843,752	–	–	843,752
Energy	22,354,134	1,323,337	–	23,677,471
Financials	31,937,993	–	–	31,937,993
Health Care	12,860,130	–	–	12,860,130
Industrials	2,144,551	–	–	2,144,551
Information Technology	20,187,860	–	–	20,187,860
Materials	3,360,494	–	–	3,360,494
Telecommunication Services	2,419,144	–	–	2,419,144
Utilities	618,120	–	–	618,120
Closed-End Funds	3,027,842	–	–	3,027,842
Participation Notes	–	1,882,750	–	1,882,750
Master Limited Partnerships	391,864	–	–	391,864
Preferred Stocks	1,384,894	–	–	1,384,894
Warrants	2,339	–	–	2,339
Corporate Bonds	–	35,734,683	–	35,734,683
Asset/Mortgage Backed Securities	–	7,149,970	–	7,149,970
Government & Agency Obligations	–	47,415,342	–	47,415,342
Short-Term Investments
Money Market Fund	6,642,389	–	–	6,642,389
TOTAL	$136,339,954	$93,506,082	$–	$229,846,036

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts**	$–	$56,412	$–	$56,412

Liabilities
Securities Sold Short
Common Stocks	(34,963,840)	–	–	(34,963,840)
Exchange Traded Funds	(2,616,200)	–	–	(2,616,200)
Preferred Stocks	–	(0)	–	(0)
Futures Contracts**	(90,301)	–	–	(90,301)
Total Return Swap Contracts**	–	(13,363)	–	(13,363)
TOTAL	$(37,670,341)	$43,049	$–	$(37,627,292)

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$61,525,457	$–	$–	$61,525,457
Consumer Staples	1,390,800	–	–	1,390,800
Energy	39,949,759	2,203,200	–	42,152,959
Financials	48,765,412	–	–	48,765,412
Health Care	22,307,968	651,525	935,902	23,895,395
Industrials	5,943,870	–	–	5,943,870
Information Technology	42,006,257	–	–	42,006,257
Materials	6,465,568	–	–	6,465,568
Telecommunication Services	3,956,095	–	–	3,956,095
Utilities	1,004,545	–	–	1,004,545
Exchange Traded Funds	2,991,378	–	–	2,991,378
Participation Notes	–	3,156,136	–	3,156,136
Master Limited Partnerships	636,108	–	–	636,108
Preferred Stocks	1,832,528	–	–	1,832,528
Warrants	3,914	–	–	3,914
Corporate Bonds	–	8,347,809	–	8,347,809
Asset/Mortgage Backed Securities	–	2,548,075	–	2,548,075
Government & Agency Obligations	–	78,766,480	–	78,766,480
Short-Term Investments
Money Market Fund	39,045,983	–	–	39,045,983
TOTAL	$277,825,642	$95,673,225	$935,902	$374,434,769

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts**	$–	$108,859	$–	$108,859

Liabilities
Securities Sold Short
Common Stocks	(56,860,786)	–	–	(56,860,786)
Exchange Traded Funds	(4,216,400)	–	–	(4,216,400)
Preferred Stocks	–	(0)	–	(0)
Futures Contracts**	(148,034)	–	–	(148,034)
Total Return Swap Contracts**	–	(54,013)	–	(54,013)
TOTAL	$(61,225,220)	$54,846	$–	$(61,170,374)

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$137,908,250	$–	$–	$137,908,250
Consumer Staples	3,467,728	–	–	3,467,728
Energy	96,955,434	5,427,000	–	102,382,434
Financials	106,185,359	–	–	106,185,359
Health Care	55,434,206	–	2,392,730	57,826,936
Industrials	11,915,716	–	–	11,915,716
Information Technology	97,894,128	–	–	97,894,128
Materials	16,255,586	–	–	16,255,586
Telecommunication Services	10,006,940	–	–	10,006,940
Utilities	2,534,211	–	–	2,534,211
Exchange Traded Funds	7,543,431	–	–	7,543,431
Participation Notes	–	7,752,078	–	7,752,078
Master Limited Partnerships	1,602,348	–	–	1,602,348
Preferred Stocks	3,835,230	–	–	3,835,230
Warrants	9,746	–	–	9,746
Corporate Bonds	–	116,909,775	–	116,909,775
Asset/Mortgage Backed Securities	–	30,468,225	–	30,468,225
Government & Agency Obligations	–	215,943,862	–	215,943,862
Short-Term Investments
Money Market Fund	20,822,396	–	–	20,822,396
TOTAL	$572,370,709	$376,500,940	$2,392,730	$951,264,379

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts**	$–	$275,806	$–	$275,806

Liabilities
Securities Sold Short
Common Stocks	(143,374,498)	–	–	(143,374,498)
Exchange Traded Funds	(10,668,000)	–	–	(10,668,000)
Preferred Stocks	–	(0)	–	(0)
Futures Contracts**	(369,742)	–	–	(369,742)
Total Return Swap Contracts**	–	(136,520)	–	(136,520)
TOTAL	$(154,412,240)	$139,286	$–	$(154,272,954)

*	For detailed industry descriptions, see the accompanying Statement of Investments.
**	Swap contracts and futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or Clough Capital Partners L.P. (the “Adviser” or “Clough”) believes the price provided is not reliable, securities of each Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On a monthly basis, the Fair Value Committee of each Fund meets and discusses securities that have been fair valued during the preceding month in accordance with the Funds’ Fair Value Procedures and reports quarterly to the Board of Trustees on the results of those meetings.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Clough Global Equity Fund

Investments in Securities	Balance as of October 31, 2015	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of July 31, 2016	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at July 31, 2016
Common Stocks	$-	$-	$-	$935,902	$-	$-	$-	$935,902	$-
Total	$-	$-	$-	$935,902	$-	$-	$-	$935,902	$-

Clough Global Opportunities Fund

Investments in Securities	Balance as of October 31, 2015	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of July 31, 2016	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at July 31, 2016
Common Stocks	$-	$-	$-	$2,392,730	$-	$-	$-	$2,392,730	$-
Total	$-	$-	$-	$2,392,730	$-	$-	$-	$2,392,730	$-

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. These spot contracts are used by the broker to settle investments denominated in foreign currencies.

Exchange Traded Funds: The Fund may invest in Exchange Traded Funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short.

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Derivatives Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options, swaps, futures and warrants. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Each Fund may acquire put and call options and options on stock indices and enter into stock index futures contracts, certain credit derivatives transactions and short sales in connection with its equity investments. In connection with a Fund's investments in debt securities, it may enter into related derivatives transactions such as interest rate futures, swaps and options thereon and certain credit derivatives transactions. Derivatives transactions of the types described above subject a Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. Each Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivatives contract due to financial difficulties, each Fund may experience significant delays in obtaining any recovery under the derivatives contract in a bankruptcy or other reorganization proceeding. Each Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

There was no written option activity for the period ended July 31, 2016.

Futures Contracts: Each Fund may enter into futures contracts.  A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price at a future date. If a Fund buys a security futures contract, the Fund enters into a contract to purchase the underlying security and is said to be "long" under the contract. If a Fund sells a security futures contact, the Fund enters into a contract to sell the underlying security and is said to be "short" under the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  Such payables or receivables are recorded for financial statement purposes as variation margin payable or variation margin receivable by each Fund. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to futures contracts.

The Funds enter into such transactions for hedging and other appropriate risk-management purposes or to increase return. While a Fund may enter into futures contracts for hedging purposes, the use of futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Funds’ portfolio holdings and futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.

Futures contract transactions may result in losses substantially in excess of the variation margin. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange‐traded futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange‐traded and the exchange’s clearinghouse, as counterparty to all exchange‐traded futures contracts, guarantees the futures contracts against default.

Swaps: During the period each Fund engaged in total return swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each Fund may utilize swap agreements as a means to gain exposure to certain assets and/or to “hedge” or protect the Fund from adverse movements in securities prices or interest rates. Each Fund is subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If each Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to swap contracts.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

During the period ended July 31, 2016, the Funds invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices.

Warrants/Rights:  Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. During the period each Fund invested in warrants. Each Fund held no rights at the end of the period.

Restricted and Illiquid Securities: Although the Funds will invest primarily in publicly traded securities, they may invest a portion of their assets (generally, 5% of its value) in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

The Funds may invest in securities for which there is no readily available trading market or which are otherwise illiquid. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by Clough pursuant to procedures adopted by the Board of Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security.

The restricted securities held at July 31, 2016 are identified below and are also presented in the Funds’ Schedule of Investments:

Fund	Security	% of Net Assets	Acquisition Date	Shares	Cost	Fair Value
Clough Global Equity Fund	CRISPR Therapeutics AG – Series B	0.40%	6/14/2016	20,900	$935,902	$935,902
Clough Global Opportunities Fund	CRISPR Therapeutics AG – Series B	0.40%	6/14/2016	53,433	2,392,730	2,392,730

2.  TAXES

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of July 31, 2016, were as follows:

	Clough Global Dividend and Income Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Gross appreciation (excess of value over tax cost)	$11,694,663	$21,858,205	$49,464,638
Gross depreciation (excess of tax cost over value)	(5,066,014)	(10,056,491)	(21,873,523)
Net unrealized appreciation	$6,628,649	$11,801,714	$27,591,115
Cost of investments for income tax purposes	$223,217,387	$362,633,055	$923,673,264

3.  COMMITTED FACILITY AGREEMENT

Each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) dated January 16, 2009, as amended, between each Fund and BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows each Fund to borrow funds from BNP.  Each Fund is currently borrowing the maximum commitment covered by the agreement. Borrowings under the Agreement are secured by assets of each Fund that are held by a Fund’s custodian in a separate account (the “pledged collateral”) valued at $148,982,664, $244,289,935 and $641,160,750 for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days’ notice, reduce the Maximum Commitment Financing (Initial Limit amount plus the increased borrowing amount in excess of the Initial Limit) to a lesser amount if drawing on the full amount would result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the three month LIBOR (London Inter-bank Offered Rate) plus 0.70% (prior to October 15, 2014, 0.75%) on the amount borrowed and 0.65% on the undrawn balance. Each Fund also pays a one-time arrangement fee of 0.25% on (i) the Initial Limit and (ii) any increased borrowing amount in the excess of the Initial Limit, paid in monthly installments for the six months immediately following the date on which borrowings were drawn by the Fund.

The Agreement was amended on December 31, 2013, to increase the Maximum Commitment Financing to $93,300,000 for the Clough Global Dividend and Income Fund and $156,000,000 for the Clough Global Equity Fund. For the period ended July 31, 2016 the average borrowings outstanding for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund under the agreement were $93,300,000, $156,000,000 and $388,900,000, respectively, and the average interest rate for the borrowings was 1.30%. As of July 31, 2016, the outstanding borrowings for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $93,300,000, $156,000,000 and $388,900,000, respectively. The interest rate applicable to the borrowings of Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on July 31, 2016, was 1.46%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement.  BNP has the ability to reregister the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings.  Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Under the terms of the Lending Agreement, each Fund shall have the right to apply and set-off an amount equal to one hundred percent (100%) of the then current fair market value of such Lent Securities against the Current Borrowings.  As of July 31, 2016, the market value of the Lent Securities for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $78,210,848, $131,186,144 and $327,145,505, respectively.

The Board of Trustees has approved each Agreement and the Lending Agreement. No violations of the Agreement or the Lending Agreement have occurred during the period ended July 31, 2016.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

(a)	Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 27, 2016

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	September 27, 2016